Trade and other current receivables - Summary of Ageing of Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Aging Of Current Trade Receivables [line items]
Total trade receivables	€ 4,221	€ 4,732
Impairment provision for trade receivables	(198)	(188)
Trade receivables	4,023	4,544
Not overdue
Aging Of Current Trade Receivables [line items]
Trade receivables	3,522	3,919
Past due less than three months
Aging Of Current Trade Receivables [line items]
Trade receivables	401	498
Past due more than three months but less than six months
Aging Of Current Trade Receivables [line items]
Trade receivables	67	96
Past due more than six months but less than one year
Aging Of Current Trade Receivables [line items]
Trade receivables	90	69
Past due more than one year
Aging Of Current Trade Receivables [line items]
Trade receivables	€ 141	€ 150